SEGMENT REPORTING (Total Net Revenue by Major Customers) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Revenue, Major Customer [Line Items]
Total net revenue	$ 2,425.9		$ 1,800.8		$ 773.1
Hanwha Corporation [Member]
Revenue, Major Customer [Line Items]
Total net revenue		[1]		[1]	340.8
Hanwha Q CELLS Japan Co., Ltd. [Member]
Revenue, Major Customer [Line Items]
Total net revenue	284.0		193.4			[1]
NextEra Energy Resources, LLC [Member]
Revenue, Major Customer [Line Items]
Total net revenue	$ 808.7			[1]		[1]

[1]	Less than 10%